Vessel Revenue, net and Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Vessel Revenue, net and Voyage Expenses [Abstract]
Income Derived from Spot, Time Charters and Pool Agreements

The Company disaggregates its revenue from contracts with customers by the type of charter (time, pool agreements and spot charters). The following table presents the Company’s income statement figures derived from spot charters, time charters and pool agreements for the period from inception (January 20, 2022) through December 31, 2022:

From January 20, 2022 through December 31, 2022
Vessel revenues from spot charters, net of commissions	9,236
Vessel revenues from time charters and pool agreements, net of commissions	13,548
Total	22,784

Net Trade Accounts Receivable Disaggregated by Revenue Source
The following table presents the Company’s net trade accounts receivable disaggregated by revenue source for the period from inception (January 20, 2022) through December 31, 2022:
From January 20, 2022 through December 31, 2022
Accounts receivable trade, net from spot charters	2
Accounts receivable trade, net from time charters	777
Total	779

Revenue from Charterers

Charterers individually accounting for more than 10% of revenues for the period from inception (January 20, 2022) through December 31, 2022 were:
Customer	From January 20, 2022 through December 31, 2022
A	25%
B	20%
C	19%
D	15%
E	15%
Total	94%

Voyage Expenses from Spot and Time Charters
The following table presents the Company’s statement of operations’ figures derived from spot charters, time charters and for unfixed periods for the period from inception (January 20, 2022) through December 31, 2022:
From January 20, 2022 through December 31, 2022
Voyage expenses from spot charters	4,802
Voyage expenses from time charters	178
Other	265
Total	5,245